Lease liabilities	3 Months Ended
Mar. 31, 2024
Lease liabilities.
Lease liabilities

19.Lease liabilities

	March 31,	December 31,
	2024	2023
	$’000	$’000

Current	89,203	91,156
Non‑current	492,475	510,838
Total lease liabilities	581,678	601,994

Lease liabilities represent the net present value of future payments due under long-term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the three-month period ended March 31, 2024, payments to the value of $30.3 million were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

At March 31, 2024, and December 31, 2023, the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

March 31, 2024
Lease liabilities	581,678	1,143,430	102,776	189,721	176,007	674,926

At December 31, 2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at March 31, 2024, is 12.5 years.